Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$ (7,948)	$ (1,035,380)
Less: Allocation of net income to Class B ordinary shares		$ (232,904)
Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding		29,112,329
Basic and diluted net loss per share	$ 0.00	$ (0.03)
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$ (7,948)	$ (1,035,380)
Less: Allocation of net income to Class A ordinary shares	$ (7,948)	$ (802,476)
Basic and diluted weighted average shares outstanding	7,500,000	8,449,315
Basic and diluted net loss per share	$ 0.00	$ (0.03)
Common Class A [Member]
Numerator: Net loss allocable to Class A ordinary shares
Proportionate share of net loss	$ (7,948)	$ (802,476)
Numerator: Net loss allocable to Class B ordinary shares
Proportionate share of net loss	$ (7,948)	(802,476)
Common Class B [Member]
Numerator: Net loss allocable to Class A ordinary shares
Proportionate share of net loss		(232,904)
Numerator: Net loss allocable to Class B ordinary shares
Proportionate share of net loss		$ (232,904)